Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0	$ 0
Cash and investments held in the Trust Account [Abstract]
Cash and investments held in Trust	22,074,404	152,102,400
Investments in United State Treasury Bills	$ 0	$ 151,856,355
Common stock subject to possible redemption [Abstract]
Shares of common stock subject to possible redemption (in shares)	1,076,328	14,213,703
US Treasury Bills [Member]
Cash and investments held in the Trust Account [Abstract]
Investments in United State Treasury Bills	$ 0	$ 151,856,355